Income tax expense - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax expense
Income (loss) before tax	€ (26,725)	€ (11,142)	€ 1,867
Tax (expense) income based on expected group tax rate	7,414	3,091	(514)
Tax effects of:
Non-deductible expenses (for local taxes)	(218)	(92)	(130)
Other non-deductible expenses	(5,993)	(8,693)	(14,229)
Tax free income	90	239	40
Tax rate difference between group and local tax rates and changes in tax rates	64	58	(170)
Prior year adjustments	53	(507)	295
(Non-) recognition on deferred tax assets on tax loss carryforwards, utilization of tax losses and tax credits without recognition of deferred tax assets	6	42	3,500
Others	397	(14)	25
Total income tax expense	€ 1,814	€ (5,877)	€ (11,184)
Effective total income tax rate (%)	(6.80%)	52.70%	599.00%